UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21339

Morgan Stanley Institutional Liquidity Funds

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Joseph Benedetti, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York  10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-378-1630

Date of fiscal year end:  10/31

Date of reporting period:  7/1/15– 6/30/16

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21339

Reporting Period: 07/01/2015 - 06/30/2016

Morgan Stanley Institutional Liquidity Funds

=========== Morgan Stanley Institutional Liquidity Funds Government  ===========

===========                        Portfolio                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== Morgan Stanley Institutional Liquidity Funds Government  ===========

===========                   Securities Portfolio                   ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Morgan Stanley Institutional Liquidity Funds Money Market  ==========

==========                         Portfolio                          ==========

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:       NAC            Security ID:  67066Y865

Meeting Date: NOV 17, 2015   Meeting Type: Annual

Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a.1  Elect Director Jack B. Evans            For       For          Management

1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management

1a.3  Elect Director William C. Hunter        For       For          Management

1a.4  Elect Director William J. Schneider     For       For          Management

--------------------------------------------------------------------------------

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:       NAC            Security ID:  67066Y873

Meeting Date: NOV 17, 2015   Meeting Type: Annual

Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a.1  Elect Director Jack B. Evans            For       For          Management

1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management

1a.3  Elect Director William C. Hunter        For       For          Management

1a.4  Elect Director William J. Schneider     For       For          Management

========= Morgan Stanley Institutional Liquidity Funds Prime Portfolio =========

NUVEEN AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657808

Meeting Date: AUG 05, 2015   Meeting Type: Annual

Record Date:  JUN 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1d.1  Elect Director Jack B. Evans            For       For          Management

1d.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management

1d.3  Elect Director William C. Hunter        For       For          Management

1d.4  Elect Director William J. Schneider     For       For          Management

--------------------------------------------------------------------------------

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:       NAC            Security ID:  67066Y709

Meeting Date: NOV 17, 2015   Meeting Type: Annual

Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a.1  Elect Director Jack B. Evans            For       For          Management

1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management

1a.3  Elect Director William C. Hunter        For       For          Management

1a.4  Elect Director William J. Schneider     For       For          Management

--------------------------------------------------------------------------------

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:       NAC            Security ID:  67066Y881

Meeting Date: NOV 17, 2015   Meeting Type: Annual

Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a.1  Elect Director Jack B. Evans            For       For          Management

1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management

1a.3  Elect Director William C. Hunter        For       For          Management

1a.4  Elect Director William J. Schneider     For       For          Management

--------------------------------------------------------------------------------

NUVEEN NEW JERSEY DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:       NXJ            Security ID:  67069Y409

Meeting Date: NOV 17, 2015   Meeting Type: Annual

Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a.1  Elect Director Jack B. Evans            For       For          Management

1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management

1a.3  Elect Director William C. Hunter        For       For          Management

1a.4  Elect Director William J. Schneider     For       For          Management

=========== Morgan Stanley Institutional Liquidity Funds Tax-Exempt  ===========

===========                        Portfolio                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ Morgan Stanley Institutional Liquidity Funds Treasury  ============

============                       Portfolio                        ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ Morgan Stanley Institutional Liquidity Funds Treasury  ============

============                  Securities Portfolio                  ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.